UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                               (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  06/30_

Date of reporting period:     09/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund Schedule of Investments September 30, 2010 (Unaudited)

Common Stocks - 98.74%	Shares	Value
Agricultural Chemicals - 2.74%
Scotts Miracle-Gro Co. - Class A	31,500	$1,629,495

Banks & Financial Services - 10.24%
Ameriprise Financial, Inc.	32,000	1,514,560
Astoria Financial Corp.	67,000	913,210
Federated Investors, Inc. - Class B	53,400	1,215,384
Northern Trust Corp.	30,500	1,471,320
SEI Investments Co.	48,100	978,354
		6,092,828

Bituminous Coal & Lignite Surface Mining - 2.42%
Massey Energy Co.	46,500	1,442,430

Builders - 8.54%
M.D.C. Holdings, Inc.	44,200	1,283,126
Meritage Homes Corp. (a)	97,300	1,909,026
Toll Brothers, Inc. (a)	99,400	1,890,588
		5,082,740

Communications & Communications Equipment - 2.15%
L-3 Communications Holdings, Inc.	17,700	1,279,179

Computer Related Services & Equipment - 11.51%
Check Point Software Technologies, Ltd. (a)	37,850	1,397,801
Computer Sciences Corp.	40,900	1,881,400
Intuit, Inc. (a)	41,000	1,796,210
VeriSign, Inc. (a)	56,000	1,777,440
		6,852,851

Drilling Oil & Gas Wells - 3.30%
Helmerich & Payne, Inc.	48,600	1,966,356

Electrical Components - 2.29%
Avnet, Inc. (a)	50,500	1,364,005

Food & Beverage - 8.54%
Del Monte Foods Co.	97,900	1,283,469
J.M. Smucker Co. / The	30,300	1,834,059
Tyson Foods, Inc. - Class A	122,600	1,964,052
		5,081,580
Healthcare - 7.67%
Gentiva Health Services, Inc. (a)	38,700	845,595
Hill-Rom Holdings, Inc.	47,800	1,715,542
Patterson Companies, Inc.	70,000	2,005,500
		4,566,637

Insurance - 7.32%
Aon Corp.	49,100	1,920,301
First American Financial Corp.	61,100	912,834
HCC Insurance Holdings, Inc.	58,300	1,521,047
		4,354,182
Miscellaneous Manufacturing Industries - 2.34%
Hillenbrand, Inc.	64,700	1,391,697

Personal Services - 11.84%
Equifax, Inc.	69,200	2,159,040
Iron Mountain, Inc.	51,700	1,154,978
Paychex, Inc.	48,300	1,327,767
Service Corporation International	278,700	2,402,394
		7,044,179
Pharmaceutical Goods - 5.81%
King Pharmaceuticals, Inc. (a)	186,700	1,859,532
Watson Pharmaceuticals, Inc. (a)	37,800	1,599,318
		3,458,850

Plastic Products - 2.42%
Newell Rubbermaid, Inc.	81,000	1,442,610

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund Schedule of Investments - continued September 30, 2010 (Unaudited)

Common Stocks - 98.74% - continued	Shares	Value

Radio Telephone Communications - 2.08%
NII Holdings, Inc. (a)	30,150	$1,239,165.00

Restaurants - 2.28%
Jack in the Box, Inc. (a)	63,400	1,359,296

Retail - 1.98%
Safeway, Inc.	55,800	1,180,728

Utility - 3.27%
TECO Energy, Inc.	112,400	1,946,768

TOTAL COMMON STOCKS (Cost $54,477,464)		58,775,576

TOTAL INVESTMENTS (Cost $54,477,464) - 98.74%		$58,775,576

Other Assets less Liabilites - 1.26%		746,749

TOTAL NET ASSETS - 100.00%		$59,522,325

(a) Non-income producing.

Tax Related
Gross unrealized appreciation		7,840,118
Gross unrealized depreciation		(3,542,006)
Net unrealized appreciation		4,298,112

Aggregate cost of securities for income tax purposes		54,477,464

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund Schedule of Investments September 30, 2010 (Unaudited)

Common Stocks - 94.72%	Shares	Value

Apparel Manufacturers - 2.82%
VF Corp.	3,375	$273,443

Banks & Financial Services - 7.50%
Federated Investors, Inc. - Class B	10,945	249,108
Hudson City Bancorp, Inc.	20,360	249,614
New York Community Bancorp, Inc.	14,084	228,865
		727,587

Biological Products - 2.66%
Meridian Bioscience, Inc.	11,793	258,031

Builders - 2.90%
M.D.C. Holdings, Inc.	9,689	281,272

Cellular Telecommunications - 6.57%
China Mobile, Ltd. (a)	6,085	311,126
Vodafone Group plc (a)	13,117	325,433
		636,559

Coatings/Paint - 2.88%
RPM International, Inc.	14,023	279,338

Computer Related Services & Equipment - 5.98%
Diebold, Inc.	9,287	288,733
Intel Corp.	15,148	291,296
		580,029

Consumer Products - 3.14%
Kimberly-Clark Corp.	4,683	304,629

Cosmetics & Toiletries - 2.77%
Procter & Gamble Co./The	4,478	268,546

Food & Beverage - 6.29%
Coca-Cola Co/The	5,727	335,144
Sysco Corp.	9,622	274,419
		609,563

Insurance - 1.36%
First American Financial Corp.	8,810	131,621

Metal Mining - 3.31%
Southern Copper Corporation	9,131	320,681

Oil Companies - 12.03%
Chevron Corp.	3,960	320,958
ConocoPhillips	4,482	257,401
Marathon Oil Corp.	8,724	288,764
Royal Dutch Shell PLC (a)	4,957	298,907
		1,166,030

Pharmaceutical Goods - 15.26%
Abbott Laboratories	5,552	290,037
Eli Lilly & Co.	7,885	288,039
GlaxoSmithKline PLC (a)	7,821	309,086
Johnson & Johnson	4,745	294,000
Pfizer, Inc.	17,380	298,415
		1,479,577
Retail - 3.11%
Wal-Mart Stores, Inc.	5,625	301,050

Semiconductors - 3.41%
Linear Technology Corp.	10,745	330,194

Services - 2.71%
Paychex, Inc.	9,554	262,639

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund Schedule of Investments - continued September 30, 2010 (Unaudited)

Common Stocks - 94.72% - continued	Shares	Value

Telephone - Integrated - 6.91%
CenturyLink Inc.	8,074	$318,600
Frontier Communications Corp.	2,438	19,918
Verizon Communications, Inc.	10,157	331,017
		669,535

Transport - Rail - 3.11%
Norfolk Southern Corp.	5,071	301,775

TOTAL COMMON STOCKS (Cost $8,561,064)		9,182,099

Master Limited Partnerships - 2.59%

Investment Advice - 2.59%
AllianceBernstein Holdings LP	9,524	251,529

TOTAL MASTER LIMITED PARTNERSHIP (Cost $263,625)		251,529

	Principal
Corporate Bonds - 0.13%	Amount	Value

Leiner Health Products, Inc., 11.000%, 06/01/2012 (b)	$200,000	$12,250

TOTAL CORPORATE BONDS (Cost $199,561)		12,250

TOTAL INVESTMENTS (Cost $9,024,250) - 97.44%		$9,445,878

Other Assets less Liabilites - 2.56%		248,484

TOTAL NET ASSETS - 100.00%		$9,694,362

(a) American Depositary Receipt.
(b) Issue is in default.

Tax Related
Gross unrealized appreciation		$713,373
Gross unrealized depreciation		(291,745)
Net unrealized appreciation		$421,628

Aggregate cost of securities for income tax purposes		$9,024,250

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments September 30, 2010 (Unaudited)

Common Stocks -17.73%	Shares	Value

Banks & Financial Services - 2.94%
Bank of Nova Scotia	11,300	$602,290
New York Community Bancorp, Inc.	33,700	547,625
Valley National Bancorp	10,000	129,000
		1,278,915

Cigarettes - 1.31%
Vector Group Ltd.	30,555	571,378

Communications - 1.31%
Windstream Corp.	46,300	569,027

Electric - Integrated - 4.07%
DTE Energy Co.	12,700	583,311
FirstEnergy Corp	15,300	589,662
PG&E Corp.	13,100	595,002
		1,767,975

Food & Beverage - 2.69%
Eurofresh Holding Company, Inc. (a) (h) (j)	14,706	11,030
Kraft Foods, Inc.- Class A	19,000	586,340
Sysco Corp.	20,000	570,400
		1,167,770

Insurance - 1.36%
Cincinnati Financial Corp.	20,500	591,425

Miscellaneous Business Credit Institutions - 1.35%
Apollo Investment Corp.	57,300	586,179

Pharmaceutical Goods - 2.70%
Bristol-Myers Squibb Co.	21,500	582,865
Eli Lilly & Co.	16,200	591,786
		1,174,651

Recreation - 0.00%
Bally Total Fitness Holdings Corp. (a) (h) (j) (k)	421	421

TOTAL COMMON STOCKS (Cost $8,039,750)		7,707,741

Real Estate Investment Trusts - 1.36%

Annaly Capital Management, Inc.	33,500	589,600

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $601,316)		589,600

Preferred Securities - 3.33%

Eurofresh Holding Company, Inc. - Series A, 10.000% (a) (h) (j)	147	147,000
KeyCorp Capital X, 8.000%	24,000	612,000
Public Storage - Series E, 6.750%	15,884	397,100
Western United Holding - Series A, 6.260% (a) (b) (h) (k)	74,836	291,112

TOTAL PREFERRED SECURITIES (Cost $3,311,005)		1,447,212

Income Trusts - 3.39%

Oil Royalty Trusts - 3.39%
Penn West Energy Trust	45,617	915,533
Provident Energy Trust	79,000	557,740

TOTAL INCOME TRUSTS (Cost $1,639,651)		1,473,273

Warrants - 0.00%

Bally Total Fitness Holdings Corp., expires 09/01/2014 (a) (h) (j) (k)	1,038	-

TOTAL WARRANTS (Cost $0)		-

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments (continued) September 30, 2010 (Unaudited)
	Principal
Corporate Bonds - 51.77%	Amount	Value

Alcoa, Inc., 5.550%, 02/01/2017	$700,000	727,364
Altria Group, Inc., 9.950%, 11/10/2038	600,000	867,157
American Airlines, Inc., Series 91C2, 9.730%, 09/29/2014 (c) (h)	1,174,582	1,104,107
American International Group, Inc., 9.000%, 02/28/2028 (e)	1,200,000	1,173,000
Atlantic Richfield, 8.250%, 02/01/2022	900,000	1,027,451
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (f) (h) (k)	1,200,000	600,000
Clearwire Communications LLC 12.000%, 12/01/2015 (f)	1,000,000	1,085,000
CNA Financial Corp., 7.350%, 11/15/2019	1,100,000	1,238,858
Farmers Insurance Exchange, 8.625%, 05/01/2024 (f)	860,000	998,267
Forster Drilling Corp., 10.000%, 01/15/2013 (a) (d) (f) (h) (k)	910,000	700,700
Kinder Morgan Energy Partners, 6.550%, 09/15/2040	900,000	987,814
Lehman Brothers Holdings, 8.500%, 05/23/2022(a) (b) (d)	1,000,000	226,250
Leiner Health Products, Inc., 11.000%, 06/01/2012(a) (d)	1,500,000	91,875
Lucent Technologies, Inc., 6.450%, 03/15/2029	2,000,000	1,465,000
Mercer International, Inc., 9.250%, 02/15/2013	1,250,000	1,243,750
Metlife Capital Trust X, 9.250%, 04/08/2038 (e) (f)	600,000	711,000
MGM Mirage, Inc., 13.000%, 11/15/2013	600,000	708,000
North Atlantic Trading Co., Inc., 10.000%, 03/01/2012 (f)	2,000,000	1,810,000
O&G Leasing, LLC, 10.500%, 09/15/2013(a) (d) (f) (h) (k)	1,530,000	1,116,900
Pioneer Natural Resources Co., 7.500%, 01/15/2020	700,000	773,779
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031 (f) (h) (k)	252,000	129,780
Reinsurance Group of America, 6.450%, 11/15/2019	800,000	888,258
Schwab Capital Trust I, 7.500%, 11/15/2037 (e)	1,280,000	1,316,060
Wise Metals Group, LLC, 10.250%, 05/15/2012	400,000	348,000
Zions Bancorp, 7.750%, 09/23/2014	1,100,000	1,166,549

TOTAL CORPORATE BONDS (Cost $25,579,123)		22,504,919

Reverse Convertible Notes - 7.29%

Barclays Bank, 9.750%, 10/25/2010
convertible to JPMorgan Chase	1,000,000	831,800
JPMorgan Chase, 15.500%, 12/01/2010
convertible to Wells Fargo & Co.	850,000	851,955
Royal Bank of Canada, 12.250%, 10/19/2010
convertible to Citigroup, Inc.	1,000,000	804,400
Royal Bank of Canada, 12.000%, 11/09/2010
convertible to Bank of America Corp.	900,000	682,920

TOTAL REVERSE CONVERTIBLE NOTES (Cost $3,750,000)		3,171,075

Foreign Bonds Denominated in US Dollars - 11.80%

AES Dominicana Energia Finance S.A., 11.000%, 12/13/2015 (f)	863,000	919,095
BSP Finance BV, 10.750%, 11/01/2011	600,000	549,750
Credit Agricole SA, 8.375%, 10/13/19 (e) (f)	1,000,000	1,075,000
Fairfax Financial Holdings, 7.750%, 07/15/2037	1,000,000	956,250
Rabobank Netherland, 11.000% (e) (f) (i)	500,000	651,925
UPM-KYMME Corp., 7.450%, 11/26/2027 (f)	1,100,000	976,250

TOTAL FOREIGN BONDS DENOMINATED
IN US DOLLARS (Cost $5,072,924)		5,128,270

Certificates of Deposit - 0.33%

Summit Securities CD, 8.500%, 11/29/2007 (a) (g) (h) (k)	250,000	64,900
Summit Securities CD, 8.500%, 12/26/2007 (a) (g) (h) (k)	300,000	77,880

TOTAL CERTIFICATES OF DEPOSIT (Cost $483,921)		142,780

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund Schedule of Investments (continued) September 30, 2010 (Unaudited)

Value

TOTAL INVESTMENTS (Cost $48,477,690) - 97.00%	$42,164,870

Other assets less liabilities - 3.00%	1,305,837

TOTAL NET ASSETS - 100.00%	$43,470,707

(a) Non-income producing.
(b) As of September 30, 2010, subsidiary companies have filed bankruptcy.
(c) Asset-backed security.
(d) Issue is in default.
(e) Variable rate security; the rate shown represents the yield at September 30, 2010.
(f) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g) As of September 30, 2010, company has filed bankruptcy. All interest and principal payments have been halted.
(h) This security is currently valued by the Advisor, according to fair value procedures approved by the Trust.
(i) Perpetual Bond - the bond has no maturity date.
(j) Security received as part of a bankruptcy. Security is currently unregistered and restricted from sale.
(k) Security is illiquid at September 30, 2010, at which time the aggregate value of illiquid securities is $2,981,693 or 6.86%
of net assets.
Tax Related
Gross unrealized appreciation	$1,616,106
Gross unrealized depreciation	(7,928,926)
Net unrealized depreciation	$(6,312,820)

Aggregate cost of securities for income tax purposes	$48,477,690

See accompanying notes which are an integral part of these financial statements.

IMS Funds
Related Notes to the Schedule of Investments
September 30, 2010
(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, warrants, Master Limited Partnerships, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2010
(Unaudited)

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as restructuring settlements and liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, certificates of deposit, reverse convertible notes, and foreign bonds denominated in US dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, the outcomes of restructuring discussions and the value of secured assets designated as collateral, discussions with underwriters regarding the sales of assets and the payment of past interest due and face value of the bond, bids or market trading in active markets, pricing of similar maturity and rated bonds, issuers calling other issued bonds, restructuring settlements and liquidation proceeds, and the financial condition of the issuer in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

 IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2010
(Unaudited)

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2010:
	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$58,775,576	$-	$-	$58,775,576

Total	$58,775,576	$-	$-	$58,775,576
*See the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2010:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$7,696,290	$-	$11,451	$7,707,741

Real Estate Investment Trusts	589,600	-	-	589,600

Preferred Securities	1,009,100	-	438,112	1,447,212
	-
Income Trusts	1,473,273	-	-	1,473,273

Corporate Bonds	-	14,249,165	-	14,249,165

Restricted Corporate Bonds	-	4,604,267	2,547,380	7,151,647

Corporate Bonds - Asset-Backed Securities	-	-	1,104,107	1,104,107

Reverse Convertible Notes	-	3,171,075	-	3,171,075

Foreign Bonds Denominated in US Dollars	-	1,506,000	-	1,506,000

Restricted Foreign Bonds Denominated in US Dollars	-	3,622,270	-	3,622,270

Warrants**	-	-	-	-

Certificates of Deposit	-	-	142,780	142,780
			-

Total	$10,768,263	$27,152,777	$4,243,830	$42,164,870
*See the Schedule of Investments for industry classifications.
**The warrant held by the Fund is valued at $0, using Level 3 inputs, by the Advisor in conformity with guidelines adopted by and suject to review by the Board.

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2010
(Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2010	Realized gain (loss)	(Amortization) / Accretion	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of September 30, 2010

Common Stocks	$11,030		$-	$421	$-	$-	$11,451

Preferred Securities	900,599	(466,977)	-	4,490	-	-	438,112

Restricted Corporate Bonds	711,720	-	(1,390)	(50,650)	-	1,887,700	2,547,380

Corporate Bonds - Asset-Backed Securities	1,098,041	-	(74,114)	80,180	-	-	1,104,107

Certificates of Deposit	142,780	-	-	-	-	-	142,780

Total	$2,864,170	$(466,977)	$(75,504)	$34,441	$-	$1,887,700	$4,243,830

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2010 was $29,951

Total Change in Unrealized Appreciation (Depreciation)

Common Stock	$421

Preferred Securities	-

Restricted Corporate Bonds	(50,650)

Corporate Bonds - Asset-Backed Securities	80,180

Certificates of Deposit	-

Total	$29,951

IMS Funds
Related Notes to the Schedule of Investments - continued
September 30, 2010
(Unaudited)

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2010:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,182,099	$-	$-	$9,182,099

Master Limited Partnerships	$251,529	-	-	251,529

Corporate Bonds	-	12,250	-	12,250

Total	$9,433,628	$12,250	$-	$9,445,878
*See the Schedule of Investments for industry classifications.

The Dividend Growth did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Funds did not hold any derivative instruments during the reporting period ended September 30, 2010.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of November 18, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Unified Series Trust

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           11/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           11/29/10

By
/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date           11/29/10